CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]

NOTE 13 — CONTINGENCIES

The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. As of June 30, 2014, the Company did not have any legal actions pending.

Litigation settled with former banker

On April 22, 2014, the Company’s former banker filed a lawsuit in the U.S. District Court for the Southern District of New York alleging that the Company breached the underwriting agreement signed in November 2013. The plaintiff has alleged damages in excess of $75,000. The parties reached a confidential agreement to settle the action and the lawsuit was dismissed with prejudice on June 18, 2014. The amount of the settlement did not have a material impact on the Company’s financial position or results of operations.

  16 — CONTINGENCIES

The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. For the years ended December 31, 2013 and 2012, the Company did not have any legal actions pending.